OTHER RECEIVABLES, NET	6 Months Ended
Dec. 31, 2025
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 5. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Party		(Unaudited)	(Unaudited)
Business advances to officers and staffs *	¥797,263	¥729,186	$104,272
Deposits for projects	1,433,882	1,222,880	174,870
VAT recoverable	1,139,075	4,103,781	586,833
Others	1,127,654	878,952	125,688
Allowance for credit losses	(736,993)	(682,037)	(97,530)
Other receivable, net	¥3,760,881	¥6,252,762	$894,133
*

Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Net recovery of provision for credit losses of other receivables was ¥224,756 for the six months ended December 31, 2024. Net recovery of provision for credit losses of other receivables was ¥54,956 ($7,859) for the six months ended December 31, 2025.

Movement of allowance for credit losses is as follows:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Beginning balance	¥800,374	¥736,993	$105,389
Charge to (reversal of) allowance	(63,381)	(54,956)	(7,859)
Ending balance	¥736,993	¥682,037	$97,530